Investments (Details) - Schedule of changes in investments - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Investments (Details) - Schedule of changes in investments [Line Items]
Opening balance	R$ 5,742	R$ 1,256
Acquisition		4,127
Share of profit of a joint venture	11	(150)
Effect from conversion	(144)	509
Ending balance	5,609	5,742
Cresca [Member]
Investments (Details) - Schedule of changes in investments [Line Items]
Opening balance	1,615	1,256
Acquisition
Share of profit of a joint venture	11	(150)
Effect from conversion	(144)	509
Ending balance	1,482	1,615
Agrofy [Member]
Investments (Details) - Schedule of changes in investments [Line Items]
Opening balance	4,127
Acquisition		4,127
Share of profit of a joint venture
Effect from conversion
Ending balance	R$ 4,127	R$ 4,127